Shareholders' Deficit - Common Stock Shares (Details)			2 Months Ended	6 Months Ended
	Jan. 12, 2021 shares	Oct. 23, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares
Class of Stock [Line Items]
Common shares, votes per share | Vote			1	1
Ratio to be applied to the stock in the conversion			1	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			0
Common shares, shares outstanding (in shares)			0	5,236,031
Number of shares issued			0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)				5,236,031
Class A common stock subject to possible redemption, outstanding (in shares)			0	35,013,969
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)				500,000,000
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Common shares, shares issued (in shares)			0	5,236,031
Common shares, shares outstanding (in shares)			0	5,236,031
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)		10,062,500	10,062,500	10,062,500
Common shares, shares outstanding (in shares)			10,062,500	10,062,500
Number Of Shares Subject To Forfeiture		1,312,500	1,312,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		28.84%		20.00%
Number of shares issued	1,312,500		10,062,500